Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 55,421,015	$ 58,365,330
Receivables, net of allowance for bad debts of $0.8 million (2020: $0.5 million)	16,633,765	17,808,496
Prepaid expenses and other assets	3,618,459	3,683,910
Advances and deposits	4,247,135	2,516,646
Inventories	9,457,085	10,274,062
Vessel held for sale	0	9,895,000
Total current assets	89,377,459	102,543,444
Non-current assets
Investments and other assets, net	10,906,384	678,632
Vessels and vessel equipment, net	616,921,427	631,458,305
Deferred drydock expenditures, net	8,449,824	10,216,090
Advances for Ballast water treatment systems	2,726,753	2,568,874
Amount receivable in respect of finance leases	2,880,000	2,880,000
Non-current portion of derivative assets	246,830	0
Operating lease, right-of-use asset	1,471,226	1,662,510
Total non-current assets	643,602,444	649,464,411
TOTAL ASSETS	732,979,903	752,007,855
Current liabilities
Accounts payable	6,017,704	9,125,321
Accrued expenses and other liabilities	10,245,268	11,233,767
Charter revenue received in advance	975,970	0
Accrued interest on debt and finance leases	714,189	769,304
Current portion of long-term debt	15,050,339	22,456,396
Current portion of finance lease obligations	24,344,250	18,454,222
Current portion of derivative liabilities	381,336	397,418
Current portion of operating lease obligations	379,946	463,559
Total current liabilities	58,109,002	62,899,987
Non-current liabilities
Non-current portion of long-term debt	128,028,820	188,054,568
Non-current portion of finance lease obligations	212,235,449	179,250,162
Non-current portion of derivative liabilities	0	433,974
Non-current portion of operating lease obligations	882,456	1,034,218
Total non-current liabilities	341,146,725	368,772,922
TOTAL LIABILITIES	399,255,727	431,672,909
Cumulative redeemable preferred stock	23,047,291	0
Stockholders' equity
Common stock	363,839	352,067
Additional paid in capital	424,629,576	418,180,983
Accumulated other comprehensive loss	(144,023)	(729,135)
Treasury stock	(15,635,765)	(15,635,765)
Accumulated deficit	(98,536,742)	(81,833,204)
Total stockholders' equity	310,676,885	320,334,946
Total stockholders' equity and preferred stock	333,724,176	320,334,946
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 732,979,903	$ 752,007,855